UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Global Health Care Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (100.2%)(a)
			Shares	Value

Biotechnology (23.1%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			6,300	$290,556

Amgen, Inc.			13,255	1,634,872

Amicus Therapeutics, Inc.(NON)			45,158	93,477

Anacor Pharmaceuticals, Inc.(NON)			8,100	162,081

Applied Genetic Technologies Corp.(NON)			18,442	276,630

Aquinox Pharmaceuticals, Inc. (Canada)(NON)			11,549	147,019

Auspex Pharmaceuticals, Inc.(NON)			16,400	504,464

BIND Therapeutics, Inc.(NON)			24,415	292,003

BioMarin Pharmaceutical, Inc.(NON)			19,700	1,343,737

Celgene Corp.(NON)			47,800	6,672,880

ChemoCentryx, Inc.(NON)			20,112	133,343

Chimerix, Inc.(NON)(S)			10,049	229,519

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			27,007	135,074

Conatus Pharmaceuticals, Inc.(NON)(S)			18,999	154,557

Concert Pharmaceuticals, Inc.(NON)			16,300	219,235

FivePrime Therapeutics, Inc.(NON)			44,603	876,895

Gilead Sciences, Inc.(NON)			115,100	8,155,986

Grifols SA ADR (Spain)			42,400	1,751,120

Insmed, Inc.(NON)			24,100	458,864

InterMune, Inc.(NON)			78,800	2,637,436

Intrexon Corp.(NON)(S)			2,600	68,354

Kindred Biosciences, Inc.(NON)(S)			14,994	277,839

Medivation, Inc.(NON)(S)			4,600	296,102

Merrimack Pharmaceuticals, Inc.(NON)(S)			57,766	291,141

Neuralstem, Inc.(NON)(S)			53,287	223,273

OncoGenex Pharmaceutical, Inc.(NON)			5,000	58,800

Portola Pharmaceuticals, Inc.(NON)			20,031	518,803

PTC Therapeutics, Inc.(NON)(S)			21,951	573,799

Puma Biotechnology, Inc.(NON)			6,352	661,497

Receptos, Inc.(NON)			32,044	1,343,925

Retrophin, Inc.(NON)			74,500	1,584,615

TESARO, Inc.(NON)			13,301	392,113

Trevena, Inc.(NON)			49,957	392,662

Ultragenyx Pharmaceutical, Inc.(NON)			6,474	316,514

uniQure BV (Netherlands)(NON)			9,610	149,436

Verastem, Inc.(NON)			39,414	425,277

Vertex Pharmaceuticals, Inc.(NON)			23,000	1,626,560

				35,370,458
Food and staples retail (2.2%)

CVS Caremark Corp.			46,200	3,458,532

				3,458,532
Health-care equipment and supplies (7.4%)

Abbott Laboratories			12,600	485,226

Antares Pharma, Inc.(NON)			72,100	252,350

Baxter International, Inc.			32,600	2,398,708

CareFusion Corp.(NON)			8,600	345,892

Covidien PLC(S)			13,500	994,410

Elekta AB Class B (Sweden)			32,010	426,566

Globus Medical, Inc. Class A(NON)			4,070	108,221

Medtronic, Inc.			35,700	2,196,978

Olympus Corp. (Japan)(NON)			18,500	595,848

St. Jude Medical, Inc.			10,700	699,673

Stryker Corp.			12,900	1,050,963

Unilife Corp.(NON)(S)			61,861	251,774

Zimmer Holdings, Inc.(S)			15,400	1,456,532

				11,263,141
Health-care providers and services (12.3%)

Aetna, Inc.			60,100	4,505,697

AmerisourceBergen Corp.			20,900	1,370,831

Cardinal Health, Inc.			12,200	853,756

Catamaran Corp.(NON)			28,600	1,280,136

CIGNA Corp.			25,400	2,126,742

Express Scripts Holding Co.(NON)			47,510	3,567,526

Fresenius Medical Care AG & Co., KGaA (Germany)			8,177	570,574

Fresenius Medical Care AG & Co., KGaA ADR (Germany)			4,726	164,701

LifePoint Hospitals, Inc.(NON)			2,900	158,195

Sinopharm Group Co. (China)			34,800	96,007

UnitedHealth Group, Inc.			39,800	3,263,202

WellPoint, Inc.			8,500	846,175

				18,803,542
Life sciences tools and services (2.7%)

Morphosys AG (Germany)(NON)			940	87,153

PerkinElmer, Inc.			18,400	829,104

Quintiles Transnational Corp.(NON)			1,616	82,044

Sequenom, Inc.(NON)(S)			31,500	77,175

Thermo Fisher Scientific, Inc.			25,700	3,090,168

				4,165,644
Personal products (0.2%)

Synutra International, Inc.(NON)			38,876	260,080

				260,080
Pharmaceuticals (52.3%)

AbbVie, Inc.			106,200	5,458,680

Achaogen, Inc.(NON)			11,900	183,974

Actavis PLC(NON)			39,328	8,095,669

Aerie Pharmaceuticals, Inc.(NON)			32,064	679,436

Allergan, Inc.			21,000	2,606,100

Aspen Pharmacare Holdings, Ltd. (South Africa)			25,613	684,360

Astellas Pharma, Inc. (Japan)			179,000	2,120,524

AstraZeneca PLC (United Kingdom)			91,102	5,887,656

Auxilium Pharmaceuticals, Inc.(NON)			79,200	2,152,656

Bayer AG (Germany)			21,498	2,907,769

Bristol-Myers Squibb Co.			85,800	4,457,310

Cempra, Inc.(NON)			30,043	346,997

Daiichi Sankyo Co., Ltd. (Japan)			28,900	486,122

Eli Lilly & Co.			98,600	5,803,596

GlaxoSmithKline PLC (United Kingdom)			160,860	4,268,049

Hi-Tech Pharmacal Co., Inc.(NON)			1,900	82,327

Johnson & Johnson			54,900	5,392,827

Medicines Co. (The)(NON)			19,800	562,716

Merck & Co., Inc.			88,100	5,001,437

Mitsubishi Tanabe Pharma Corp. (Japan)			22,200	309,973

Novartis AG (Switzerland)			44,517	3,776,681

Pernix Therapeutics Holdings(NON)(S)			13,017	69,641

Pfizer, Inc.			110,003	3,533,296

Roche Holding AG-Genusschein (Switzerland)			10,638	3,188,813

Sanofi (France)			67,518	7,039,462

Sanofi CVR (France)(NON)			121,200	38,760

Shire PLC (United Kingdom)			29,171	1,432,225

Sihuan Pharmaceutical Holdings Group, Ltd. (China)			214,000	259,860

Stada Arzneimittel AG (Germany)			5,818	248,991

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			32,606	1,722,901

Zoetis, Inc.			41,547	1,202,370

				80,001,178

Total common stocks (cost $100,969,257)				$153,322,575

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			$230,000	$303,888

Total convertible bonds and notes (cost $230,000)				$303,888

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J(F)	1/3/19	$3.64	26,644	$14,654

Total warrants (cost $—)				$14,654

SHORT-TERM INVESTMENTS (2.8%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			4,261,433	$4,261,433

Total short-term investments (cost $4,261,433)				$4,261,433

TOTAL INVESTMENTS

Total investments (cost $105,460,690)(b)				$157,902,550

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $10,263,304) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/18/14	$3,716,603	$3,713,546	$3,057
Citibank, N.A.
	Danish Krone	Buy	6/18/14	1,730,886	1,724,642	6,244
Credit Suisse International
	Japanese Yen	Buy	5/21/14	1,668,445	1,691,168	(22,723)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	1,669,197	1,601,442	67,755
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	6/18/14	1,539,214	1,532,506	6,708

Total						$61,041

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $153,028,160.
(b)	The aggregate identified cost on a tax basis is $105,906,593, resulting in gross unrealized appreciation and depreciation of $55,278,009 and $3,282,052, respectively, or net unrealized appreciation of $51,995,957.
	Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$110,865	$7,734,738	$7,845,603	$105	$—
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(NON)	Non-income-producing security.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $4,214,184, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,261,433.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $21,418 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.9%
	United Kingdom	7.6
	France	4.6
	Switzerland	4.5
	Germany	2.6
	Japan	2.3
	Spain	1.1
	Israel	1.1
	Other	1.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $22,723 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$3,718,612	$—	$—
Health care	145,735,629	3,868,334	—
Total common stocks	149,454,241	3,868,334	—
Convertible bonds and notes	$—	$303,888	$—
Warrants	—	14,654	—
Short-term investments	—	4,261,433	—

Totals by level	$149,454,241	$8,448,309	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$61,041	$—

Totals by level	$—	$61,041	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$83,764	$22,723
Equity contracts	14,654	—

Total	$98,418	$22,723

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$10,300,000
Warrants (number of warrants)		20,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$3,057	$6,244	$—	$67,755	$6,708	$83,764

	Total Assets	$3,057	$6,244	$—	$67,755	$6,708	$83,764
	Liabilities:
	Forward currency contracts#	$—	$—	$22,723	$—	$—	$22,723

	Total Liabilities	$—	$—	$22,723	$—	$—	$22,723

	Total Financial and Derivative Net Assets	$3,057	$6,244	$(22,723)	$67,755	$6,708	$61,041
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$3,057	$6,244	$(22,723)	$67,755	$6,708	$61,041

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014